INCOME TAXES - Schedule of Provision For Income Tax Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Canadian statutory income tax rate	27.00%	27.00%	26.00%
Income tax provision at statutory rate	$ 776	$ (287)	$ (173)
UK PRT and other taxes	(67)	(324)	(232)
Impact of deductible UK PRT and other taxes on corporate income tax	28	131	119
Foreign and domestic tax rate differentials	(43)	(54)	(157)
Non-taxable portion of capital gains/losses	(86)	(80)	36
Stock options exercised for common shares	33	94	(12)
Income tax rate and other legislative changes	10	(107)	362
Non-taxable gain on corporate acquisitions	(63)	0	0
Revisions arising from prior year tax filings	(3)	(120)	32
Change in unrecognized capital loss carryforward asset	(86)	(80)	36
Other	(23)	(32)	(41)
Income tax expense (recovery)	$ 476	$ (859)	$ (30)